S000045356 [Member] Annual Fund Operating Expenses - BlackRock 60/40 Target Allocation ETF V.I. Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.14%	[2]
Expenses (as a percentage of Assets)	0.53%	[2]
Fee Waiver or Reimbursement	(0.20%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.33%	[1],[3]
Class III
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.14%	[2]
Expenses (as a percentage of Assets)	0.79%	[2]
Fee Waiver or Reimbursement	(0.21%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.58%	[1],[3]

[1]
The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds advised by BlackRock Fund Advisors (“BFA”) or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the Management Fee on assets attributed to the Fund’s investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates through June 30, 2027. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested directors of BlackRock Variable Series Funds, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund.

[2]
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent Annual Financial Statements and Additional Information, which do not include Acquired Fund Fees and Expenses.

[3]
As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.19% (for Class I Shares) and 0.44% (for Class III Shares) of average daily net assets through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.